Other Receivables - Schedule of Other Receivables (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) (10-K) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Security deposit				$ 2,871
Value Added Tax receivables	$ 17,797	29,477		60,946
Deposit	65,779	65,046		56,251
Others	12,394	1,730		14,044
Other receivables	$ 95,970	$ 96,253		134,112
Shenzhen Yeller Audio & Video Technology Co., Limited [Member]
Security deposit				2,871	$ 2,908
Value Added Tax receivables				60,946	54,031
Deposit				56,251	61,747
Others				14,044
Other receivables			$ 128,773	$ 134,112	$ 118,686